Note 7 - Detail of Selected Balance Sheet Accounts	12 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Additional Financial Information Disclosure [Text Block]
Note 7 — Detail of Selected Balance Sheet Accounts

Other long-term assets consisted of the following (in thousands):

	June 30,
	2016	2015
GTI licence royalty, net	$583	$597
Other	78	48
	$661	$645

Accrued expenses and other payables consisted of the following (in thousands):

	June 30,
	2016	2015
Accounts payable — trade	$565	$828
Accrued payroll, vacation and bonuses	125	353
Technical consulting, engineering and design services	123	114
Advances from customers	—	113
GTI royalty expenses due to GTI	250	250
Other	592	897
	$1,655	$2,555